Shareholders' equity - Perpetual subordinated notes (Details) - Subordinated note, 2.708%, perpetual maturity callable after 6.6 years € in Millions	May 05, 2023 EUR (€)
Shareholders' equity
Reimbursement of nominal amount	€ 1,000
Interest rate (as percent)	2.708%